Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 2.3%
Curtiss-Wright Corp.	12,200	$ 3,122,468
Elbit Systems Ltd.	5,050	1,061,661
Huntington Ingalls Industries, Inc.	27,900	8,132,013
V2X, Inc. (A)	7,650	357,332

		12,673,474

Automobile Components - 0.5%
Dana, Inc.	35,100	445,770
Gentex Corp.	18,900	682,668
Stoneridge, Inc. (A)	9,650	177,946
Visteon Corp. (A)	14,600	1,717,106

		3,023,490

Banks - 6.0%
Atlantic Union Bankshares Corp.	19,400	685,014
Berkshire Hills Bancorp, Inc.	62,700	1,437,084
Central Valley Community Bancorp	12,700	252,603
Columbia Banking System, Inc.	68,850	1,332,247
Dime Community Bancshares, Inc.	68,600	1,321,236
First Citizens BancShares, Inc., Class A	6,984	11,418,840
First Community Bankshares, Inc.	40,000	1,385,200
First Merchants Corp.	45,400	1,584,460
Lakeland Bancorp, Inc.	94,400	1,142,240
OceanFirst Financial Corp.	57,150	937,832
Princeton Bancorp, Inc.	7,700	237,006
Provident Financial Services, Inc.	56,400	821,748
Sandy Spring Bancorp, Inc.	57,000	1,321,260
TrustCo Bank Corp.	66,100	1,861,376
United Bankshares, Inc.	13,650	488,534
United Community Banks, Inc.	61,600	1,621,312
WaFd, Inc.	86,700	2,516,901
Webster Financial Corp.	64,250	3,261,972

		33,626,865

Biotechnology - 0.3%
Exelixis, Inc. (A)	73,850	1,752,460
Prothena Corp. PLC (A)	8,350	206,830

		1,959,290

Building Products - 2.1%
American Woodmark Corp. (A)	19,950	2,028,117
Builders FirstSource, Inc. (A)	8,500	1,772,675
Gibraltar Industries, Inc. (A)	8,200	660,346
Hayward Holdings, Inc. (A)	91,100	1,394,741
Masonite International Corp. (A)	8,450	1,110,753
Owens Corning	15,150	2,527,020
Quanex Building Products Corp.	65,950	2,534,458

		12,028,110

Capital Markets - 0.9%
Piper Sandler Cos.	14,400	2,858,256
Stifel Financial Corp.	28,300	2,212,211

		5,070,467

Chemicals - 2.0%
Huntsman Corp.	33,850	881,116
LSB Industries, Inc. (A)	113,600	997,408

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	183,800	$ 5,966,148
Olin Corp.	55,800	3,281,040

		11,125,712

Commercial Services & Supplies - 0.4%
HNI Corp.	32,000	1,444,160
Tetra Tech, Inc.	3,600	664,956

		2,109,116

Communications Equipment - 0.3%
Harmonic, Inc. (A)	67,700	909,888
KVH Industries, Inc. (A)	82,300	419,730
Silicom Ltd. (A)	37,200	552,420

		1,882,038

Construction & Engineering - 1.8%
Comfort Systems USA, Inc.	11,500	3,653,665
EMCOR Group, Inc.	11,925	4,176,135
Granite Construction, Inc.	36,750	2,099,528

		9,929,328

Consumer Finance - 0.7%
Ally Financial, Inc.	102,200	4,148,298

Consumer Staples Distribution & Retail - 3.3%
Dollar General Corp.	11,100	1,732,266
Dollar Tree, Inc. (A)	37,800	5,033,070
Ingles Markets, Inc., Class A	6,650	509,922
US Foods Holding Corp. (A)	84,600	4,565,862
Village Super Market, Inc., Class A	23,700	678,057
Walgreens Boots Alliance, Inc.	282,300	6,123,087

		18,642,264

Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	169,900	4,957,682
Greif, Inc., Class A	16,100	1,111,705

		6,069,387

Distributors - 0.9%
LKQ Corp.	100,000	5,341,000

Diversified Consumer Services - 0.3%
American Public Education, Inc. (A)	5,250	74,550
Stride, Inc. (A)	29,300	1,847,365

		1,921,915

Diversified Telecommunication Services - 0.7%
GCI Liberty, Inc. (A) (B) (C) (D)	60,500	0
Liberty Global Ltd., Class A (A)	243,200	4,114,944

		4,114,944

Electric Utilities - 4.2%
Evergy, Inc.	190,101	10,147,591
Exelon Corp.	110,500	4,151,485
OGE Energy Corp.	243,400	8,348,620
Portland General Electric Co.	17,800	747,600

		23,395,296

Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,400	376,222
LSI Industries, Inc.	164,500	2,487,240
Regal Rexnord Corp.	10,850	1,954,085

		4,817,547

Transamerica Series Trust	Page 1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 3.4%
Coherent Corp. (A)	15,300	$ 927,486
Flex Ltd. (A)	57,700	1,650,797
IPG Photonics Corp. (A)	7,500	680,175
Itron, Inc. (A)	9,150	846,558
Methode Electronics, Inc.	36,550	445,179
OSI Systems, Inc. (A)	17,000	2,427,940
TD SYNNEX Corp.	37,300	4,218,630
Vishay Intertechnology, Inc.	79,850	1,810,998
Vontier Corp.	131,887	5,982,394

		18,990,157

Energy Equipment & Services - 1.4%
Helix Energy Solutions Group, Inc. (A)	168,750	1,829,250
Helmerich & Payne, Inc.	33,200	1,396,392
Noble Corp. PLC	65,100	3,156,699
Seadrill Ltd. (A)	17,500	880,250
Select Water Solutions, Inc.	51,300	473,499

		7,736,090

Entertainment - 1.8%
Madison Square Garden Entertainment Corp. (A)	56,200	2,203,602
Madison Square Garden Sports Corp. (A)	8,100	1,494,612
Sphere Entertainment Co. (A)	24,700	1,212,276
Warner Bros Discovery, Inc. (A)	585,900	5,114,907

		10,025,397

Financial Services - 2.7%
Corpay, Inc. (A)	19,500	6,016,530
Fidelity National Information Services, Inc.	57,300	4,250,514
Global Payments, Inc.	38,100	5,092,446

		15,359,490

Food Products - 3.2%
Archer-Daniels-Midland Co.	89,400	5,615,214
Nomad Foods Ltd.	77,000	1,506,120
Post Holdings, Inc. (A)	51,968	5,523,159
Tyson Foods, Inc., Class A	90,800	5,332,684

		17,977,177

Gas Utilities - 0.9%
National Fuel Gas Co.	93,100	5,001,332

Ground Transportation - 0.2%
U-Haul Holding Co.	15,900	1,060,212

Health Care Equipment & Supplies - 0.9%
AngioDynamics, Inc. (A)	112,500	660,375
Inmode Ltd. (A)	45,200	976,772
Integra LifeSciences Holdings Corp. (A)	4,700	166,615
Koninklijke Philips NV (A) (E)	122,026	2,440,520
OraSure Technologies, Inc. (A)	60,000	369,000
QuidelOrtho Corp. (A)	11,850	568,089

		5,181,371

Health Care Providers & Services - 3.5%
AMN Healthcare Services, Inc. (A)	15,000	937,650
Centene Corp. (A)	76,322	5,989,751
Cross Country Healthcare, Inc. (A)	98,300	1,840,176
Encompass Health Corp.	28,500	2,353,530
Enhabit, Inc. (A)	96,850	1,128,302
Laboratory Corp. of America Holdings	31,677	6,920,157
National HealthCare Corp.	6,600	623,766

		19,793,332

	Shares	Value
COMMON STOCKS (continued)
Health Care REITs - 0.9%
Community Healthcare Trust, Inc.	44,200	$ 1,173,510
Healthpeak Properties, Inc.	89,608	1,680,150
Sabra Health Care, Inc.	142,000	2,097,340

		4,951,000

Hotel & Resort REITs - 0.6%
Apple Hospitality, Inc.	125,900	2,062,242
DiamondRock Hospitality Co.	98,700	948,507
Summit Hotel Properties, Inc.	55,800	363,258

		3,374,007

Hotels, Restaurants & Leisure - 0.5%
Bloomin’ Brands, Inc.	21,100	605,148
Bowlero Corp., Class A (E)	45,100	617,870
Churchill Downs, Inc.	10,850	1,342,688
Golden Entertainment, Inc.	10,400	383,032

		2,948,738

Household Durables - 1.2%
Helen of Troy Ltd. (A)	13,600	1,567,264
KB Home	31,250	2,215,000
La-Z-Boy, Inc.	33,750	1,269,675
PulteGroup, Inc.	8,150	983,053
Sonos, Inc. (A)	38,500	733,810

		6,768,802

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	20,500	1,824,705

Industrial REITs - 0.3%
LXP Industrial Trust	163,550	1,475,221

Insurance - 5.1%
Arch Capital Group Ltd. (A)	26,600	2,458,904
Everest Group Ltd.	6,950	2,762,625
Fidelity National Financial, Inc.	98,107	5,209,482
Markel Group, Inc. (A)	5,178	7,878,223
Old Republic International Corp.	146,079	4,487,547
Selective Insurance Group, Inc.	21,000	2,292,570
United Fire Group, Inc.	27,150	591,056
Willis Towers Watson PLC	11,600	3,190,000

		28,870,407

Interactive Media & Services - 1.6%
IAC, Inc. (A)	110,264	5,881,482
Match Group, Inc. (A)	91,800	3,330,504

		9,211,986

Leisure Products - 0.7%
BRP, Inc.	15,000	1,006,500
MasterCraft Boat Holdings, Inc. (A)	60,500	1,435,060
Polaris, Inc.	13,750	1,376,650

		3,818,210

Life Sciences Tools & Services - 1.9%
Azenta, Inc. (A)	23,700	1,428,636
Bio-Rad Laboratories, Inc., Class A (A)	24,000	8,300,880
Maravai LifeSciences Holdings, Inc., Class A (A)	82,600	716,142

		10,445,658

Machinery - 2.0%
Allison Transmission Holdings, Inc.	1,900	154,204

Transamerica Series Trust	Page 2

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
CNH Industrial NV	177,500	$ 2,300,400
Columbus McKinnon Corp.	47,100	2,102,073
Douglas Dynamics, Inc.	20,150	486,018
Gencor Industries, Inc. (A)	46,700	779,423
Miller Industries, Inc.	22,400	1,122,240
Mueller Industries, Inc.	66,200	3,570,166
Oshkosh Corp.	6,350	791,908

		11,306,432

Media - 5.0%
Altice USA, Inc., Class A (A)	530,700	1,385,127
EchoStar Corp., Class A (A)	90,333	1,287,245
Fox Corp., Class A	169,300	5,294,011
Liberty Broadband Corp., Class C (A)	131,690	7,536,619
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	255,657	7,595,569
News Corp., Class A	157,700	4,128,586
Perion Network Ltd. (A)	39,700	892,456

		28,119,613

Metals & Mining - 1.0%
Commercial Metals Co.	34,200	2,009,934
Kaiser Aluminum Corp.	16,350	1,461,036
Metallus, Inc. (A)	70,350	1,565,287
Radius Recycling, Inc., Class A	37,250	787,093

		5,823,350

Multi-Utilities - 5.1%
CenterPoint Energy, Inc.	178,300	5,079,767
Dominion Energy, Inc.	242,800	11,943,332
NiSource, Inc.	313,000	8,657,580
Northwestern Energy Group, Inc.	65,100	3,315,543

		28,996,222

Office REITs - 0.7%
Brandywine Realty Trust	61,250	294,000
JBG SMITH Properties	204,600	3,283,830
Piedmont Office Realty Trust, Inc., Class A	65,100	457,653

		4,035,483

Oil, Gas & Consumable Fuels - 6.7%
Chesapeake Energy Corp.	37,800	3,357,774
Delek US Holdings, Inc.	52,250	1,606,165
EQT Corp.	94,700	3,510,529
HF Sinclair Corp.	59,200	3,573,904
Kinder Morgan, Inc.	427,400	7,838,516
Magnolia Oil & Gas Corp., Class A	200,450	5,201,677
Ovintiv, Inc.	41,250	2,140,875
REX American Resources Corp. (A)	45,650	2,680,111
Teekay Tankers Ltd., Class A	10,650	622,067
Williams Cos., Inc.	179,800	7,006,806

		37,538,424

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	30,900	2,592,819

Pharmaceuticals - 4.5%
Catalent, Inc. (A)	57,700	3,257,165
Innoviva, Inc. (A)	129,000	1,965,960
Jazz Pharmaceuticals PLC (A)	43,000	5,178,060
Organon & Co.	183,900	3,457,320
Perrigo Co. PLC	229,050	7,373,119
Viatris, Inc.	349,300	4,170,642

		25,402,266

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 3.4%
ASGN, Inc. (A)	15,700	$ 1,644,732
Clarivate PLC (A) (E)	355,800	2,643,594
FTI Consulting, Inc. (A)	2,550	536,240
Heidrick & Struggles International, Inc.	38,250	1,287,495
ICF International, Inc.	19,350	2,914,690
Jacobs Solutions, Inc.	21,500	3,305,195
KBR, Inc.	52,700	3,354,882
Leidos Holdings, Inc.	13,200	1,730,388
Science Applications International Corp.	13,500	1,760,265

		19,177,481

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	44,250	490,733

Retail REITs - 0.5%
Agree Realty Corp.	22,850	1,305,192
Kite Realty Group Trust	38,200	828,176
Realty Income Corp.	12,300	665,430

		2,798,798

Semiconductors & Semiconductor Equipment - 2.2%
AXT, Inc. (A)	91,900	421,821
Cohu, Inc. (A)	52,250	1,741,492
Kulicke & Soffa Industries, Inc.	6,100	306,891
Magnachip Semiconductor Corp. (A)	130,000	725,400
MKS Instruments, Inc.	11,800	1,569,400
Onto Innovation, Inc. (A)	13,950	2,526,066
Qorvo, Inc. (A)	10,200	1,171,266
Silicon Motion Technology Corp., ADR	20,500	1,577,270
Tower Semiconductor Ltd. (A)	39,650	1,326,293
Universal Display Corp.	7,600	1,280,220

		12,646,119

Software - 0.6%
Adeia, Inc.	115,700	1,263,444
Progress Software Corp.	36,600	1,951,146

		3,214,590

Specialized REITs - 0.9%
Gaming & Leisure Properties, Inc.	108,053	4,978,002

Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A (A)	18,000	2,255,940
Academy Sports & Outdoors, Inc.	11,100	749,694
Advance Auto Parts, Inc.	30,000	2,552,700
American Eagle Outfitters, Inc.	86,250	2,224,387
Urban Outfitters, Inc. (A)	44,150	1,916,993
Williams-Sonoma, Inc.	6,900	2,190,957

		11,890,671

Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	242,000	4,290,660

Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (A)	1,875	1,764,863
Steven Madden Ltd.	33,600	1,420,608
Tapestry, Inc.	29,150	1,384,042

		4,569,513

Total Common Stocks (Cost $443,739,023)		544,563,009

Transamerica Series Trust	Page 3

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (F)	682,281	$ 682,281

Total Other Investment Company (Cost $682,281)		682,281

	Principal	Value

REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp., 2.50% (F), dated 03/28/2024, to be repurchased at $20,196,602 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $20,594,887.	$ 20,190,993	20,190,993

Total Repurchase Agreement (Cost $20,190,993)		20,190,993

Total Investments (Cost $464,612,297)		565,436,283
Net Other Assets (Liabilities) - (0.4)%		(2,230,542)

Net Assets - 100.0%		$ 563,205,741

Transamerica Series Trust	Page 4

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$544,563,009	$—	$0	$544,563,009
Other Investment Company	682,281	—	—	682,281
Repurchase Agreement	—	20,190,993	—	20,190,993

Total Investments	$545,245,290	$20,190,993	$0	$565,436,283

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2024, the value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(C)	Security deemed worthless.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,264,041, collateralized by cash collateral of $682,281 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,755,411. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rates disclosed reflect the yields at March 31, 2024.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 5

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Small/Mid Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 6